Expense Example, No Redemption	12 Months Ended
Aug. 31, 2024 USD ($)
Blue Chip Fund | Blue Chip Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	915
Expense Example, No Redemption, 10 Years	1,801
Blue Chip Fund | Blue Chip Fund Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	441
Expense Example, No Redemption, 10 Years	987
Bond Market Index Fund | Bond Market Index Fund Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,066
Expense Example, No Redemption, 10 Years	2,100
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,916
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	$ 1,259